PROPERTY AND EQUIPMENT, NET - Schedule of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation, Total	¥ 91,682	¥ 121,760	¥ 171,256
Cost of sales
Property, Plant and Equipment [Line Items]
Depreciation, Total	73,797	93,503	132,898
Selling and marketing expenses
Property, Plant and Equipment [Line Items]
Depreciation, Total	7,098	11,999	18,137
General and administrative expenses
Property, Plant and Equipment [Line Items]
Depreciation, Total	10,535	15,345	18,867
Research and development expenses
Property, Plant and Equipment [Line Items]
Depreciation, Total	¥ 252	¥ 913	¥ 1,354